Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2024
Concentration of Risks [Abstract]
Schedule of Concentration of Credit Risk

Accounts receivable concentration of credit risk is as below:

	As of December 31,		As of December 31,
	2024		2023
Customer A	*	%	20%
Customer B	*	%	14%
Customer C	*	%	11%
Customer D	27%		* %

Supplier concentration of credit risk is as below:

	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2024		2023		2022
Supplier A	29%		*	%	*	%
Supplier B	*	%	21%		11%
Supplier C	*	%	15%		*	%
Supplier D	12%		*	%	*	%

Revenue concentration of credit risk is as below:

	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2024		2023		2022
Customer E	*	%	*	%	76%

*	Less than 10%